Unaudited Condensed Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Time charter revenue	$ 74,569,867	$ 68,506,729	$ 23,594,678
Commissions (including $294,933, $856,334 and $932,123, respectively, to related party)	(4,386,498)	(4,064,903)	(1,305,717)
Net revenue	70,183,369	64,441,826	22,288,961
Operating expenses
Voyage expenses, net	(2,025,120)	(755,998)	285,132
Vessel operating expenses (including $122,909, $130,384 and $207,602, respectively, to related party)	19,333,898	13,565,092	11,603,414
Dry-docking expenses	4,816,558	97,094	2,275,258
Vessel depreciation	10,757,177	7,656,638	6,556,256
Related party management fees	2,968,073	2,350,747	2,018,800
General and administrative expenses (including $1,250,000, $1,710,000 and $1,460,000, respectively, to related party)	3,072,583	2,638,427	2,291,244
Net gain on sale of vessel	(2,856,525)	0	0
Total operating expenses	36,066,644	25,552,000	25,030,104
Operating (loss) / income	34,116,725	38,889,826	(2,741,143)
Other income / (expenses)
Interest and other financing costs (including $0, $79,533 and $0, respectively, to related party)	(3,853,047)	(2,339,023)	(2,331,998)
Loss on debt extinguishment	0	(1,647,654)	0
(Loss) / gain on derivatives, net	3,189,610	(3,765,619)	(790,359)
Interest income	46,298	10,484	4,094
Foreign exchange (loss) / gain	43,085	5,807	(18,455)
Other expenses, net	(574,054)	(7,736,005)	(3,136,718)
Net (loss) / income	33,542,671	31,153,821	(5,877,861)
Dividends to Series B preferred shares	0	(1,085,902)	(1,573,874)
Preferred deemed dividend	0	(665,287)	0
Net (loss) / income attributable to common shareholders	$ 33,542,671	$ 29,402,632	$ (7,451,735)
(Loss) / earnings per share attributable to common shareholders – basic (in dollars per share)	$ 11.66	$ 11.63	$ (3.28)
Weighted average number of shares outstanding during the year, basic (in shares)	2,876,320	2,528,507	2,275,062
(Loss) / earnings per share attributable to common shareholders – diluted (in dollars per share)	$ 11.61	$ 11.54	$ (3.28)
Weighted average number of shares outstanding during the year, diluted (in shares)	2,889,991	2,548,950	2,275,062